UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2020

Item #1. Reports to Stockholders.

INDEX	Cboe Vest S&P 500 Buffer Strategy Fund Cboe Vest S&P 500 Enhanced Growth Strategy Fund, Cboe Vest S&P 500 Dividend Aristocrats Target Income Fund (collectively, the “CBOE Vest Funds”)

SEMI-ANNUAL
REPORT

For the six months ended April 30, 2020 (unaudited)

The Cboe Vest Family of Funds

Cboe Vest S&P 500® Buffer Strategy Fund

Cboe Vest S&P 500® Enhanced Growth Strategy Fund

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

The Cboe Vest Family of Funds

Important Disclosure Statement

The Funds’ prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds’ will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-855-505-8378. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-505-8378. Information provided with respect to the Funds Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2020 and are subject to change at any time.

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund

Portfolio Composition as of April 30, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Money Market Fund	0.94%
Purchased Options:
Call Options	100.24%
Put Options	10.05%
Total Investments	111.23%
Options Written:
Call Options	(4.28%	)
Put Options	(6.10%	)
	(10.38%	)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of InvestmentsApril 30, 2020 (unaudited)

				Shares	Fair Value
0.94% – MONEY MARKET FUND
Federated Treasury Obligations Fund - Institutional Class 0.15%*
(Cost: $1,500,085)				1,500,085	$1,500,085

110.29% – PURCHASED OPTIONS

100.24% – CALL OPTIONS
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	270	$7,842,960	$0.01	5/21/20	$8,275,954
SPDR S&P 500 ETF Trust	263	7,639,624	0.01	6/18/20	8,160,064
SPDR S&P 500 ETF Trust	237	6,884,376	0.01	7/16/20	7,367,261
SPDR S&P 500 ETF Trust	213	6,187,224	0.01	8/20/20	6,676,901
SPDR S&P 500 ETF Trust	443	12,868,264	0.01	9/18/20	13,267,846
SPDR S&P 500 ETF Trust	443	12,868,264	0.01	10/23/20	13,268,706
SPDR S&P 500 ETF Trust	447	12,984,456	0.01	12/17/20	13,384,211
SPDR S&P 500 ETF Trust	447	12,984,456	0.01	1/21/21	13,341,190
SPDR S&P 500 ETF Trust	447	12,984,456	0.01	2/18/21	13,340,806
SPDR S&P 500 ETF Trust	447	12,984,456	0.01	3/18/21	12,822,179
SPDR S&P 500 ETF Trust	447	12,984,456	0.01	4/22/21	12,792,151
SPDR S&P 500 ETF Trust	1,260	36,600,480	0.01	11/18/21	36,426,568
TOTAL CALL OPTIONS					159,123,837
(Cost: $150,722,991)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of Investments - continuedApril 30, 2020 (unaudited)

10.05% – PUT OPTIONS
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	447	$12,984,456	$285.06	5/22/20	$309,403
SPDR S&P 500 ETF Trust	447	12,984,456	293.06	6/19/20	661,352
SPDR S&P 500 ETF Trust	447	12,984,456	297.74	7/15/20	895,292
SPDR S&P 500 ETF Trust	447	12,984,456	292.45	8/19/20	942,868
SPDR S&P 500 ETF Trust	447	12,984,456	301.10	9/16/20	1,223,146
SPDR S&P 500 ETF Trust	447	12,984,456	298.40	10/21/20	1,298,410
SPDR S&P 500 ETF Trust	447	12,984,456	310.77	11/18/20	1,689,870
SPDR S&P 500 ETF Trust	447	12,984,456	319.59	12/16/20	1,997,501
SPDR S&P 500 ETF Trust	447	12,984,456	328.19	1/20/21	2,335,927
SPDR S&P 500 ETF Trust	447	12,984,456	338.34	2/17/21	2,696,836
SPDR S&P 500 ETF Trust	447	12,984,456	240.00	3/18/21	678,376
SPDR S&P 500 ETF Trust	447	12,984,456	277.76	4/21/21	1,229,864
TOTAL PUT OPTIONS					15,958,845
(Cost: $10,901,211)

110.29% – TOTAL PURCHASED OPTIONS					175,082,682
(Cost: $161,624,202)

111.23% – TOTAL INVESTMENTS
(Cost: $163,124,287)					176,582,767
(11.23%) – Liabilities in excess of other assets					(17,836,511)
100.00% – NET ASSETS					$158,746,256

*Effective 7 day yield as of April 30, 2020

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of Options WrittenApril 30, 2020 (unaudited)

(10.38%) – OPTIONS WRITTEN

(4.28%) – CALL OPTIONS
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	447	$(12,984,456)	$328.06	5/20/20	$(441,465)
SPDR S&P 500 ETF Trust	447	(12,984,456)	333.33	6/17/20	(535,317)
SPDR S&P 500 ETF Trust	447	(12,984,456)	338.72	7/15/20	(541,683)
SPDR S&P 500 ETF Trust	447	(12,984,456)	328.96	8/19/20	(617,897)
SPDR S&P 500 ETF Trust	447	(12,984,456)	342.16	9/16/20	(581,090)
SPDR S&P 500 ETF Trust	447	(12,984,456)	341.05	10/21/20	(603,315)
SPDR S&P 500 ETF Trust	447	(12,984,456)	353.44	11/18/20	(604,077)
SPDR S&P 500 ETF Trust	447	(12,984,456)	358.96	12/16/20	(613,738)
SPDR S&P 500 ETF Trust	447	(12,984,456)	370.36	1/20/21	(585,598)
SPDR S&P 500 ETF Trust	447	(12,984,456)	382.45	2/17/21	(575,659)
SPDR S&P 500 ETF Trust	447	(12,984,456)	308.81	3/16/21	(783,408)
SPDR S&P 500 ETF Trust	447	(12,984,456)	341.37	4/21/21	(311,624)
4.28% – TOTAL CALL OPTIONS WRITTEN					(6,794,871)
(Premiums received: $ 7,590,545)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of Options Written - continuedApril 30, 2020 (unaudited)

(6.10%) – PUT OPTIONS
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	447	$(12,984,456)	$256.55	5/20/20	$(81,334)
SPDR S&P 500 ETF Trust	447	(12,984,456)	263.75	6/17/20	(278,368)
SPDR S&P 500 ETF Trust	447	(12,984,456)	267.97	7/15/20	(465,931)
SPDR S&P 500 ETF Trust	447	(12,984,456)	263.21	8/19/20	(548,041)
SPDR S&P 500 ETF Trust	447	(12,984,456)	270.99	9/16/20	(723,394)
SPDR S&P 500 ETF Trust	447	(12,984,456)	268.56	10/21/20	(806,949)
SPDR S&P 500 ETF Trust	447	(12,984,456)	279.69	11/17/20	(1,053,364)
SPDR S&P 500 ETF Trust	447	(12,984,456)	287.63	12/15/20	(1,254,901)
SPDR S&P 500 ETF Trust	447	(12,984,456)	295.37	1/20/21	(1,500,454)
SPDR S&P 500 ETF Trust	447	(12,984,456)	304.51	2/17/21	(1,754,668)
SPDR S&P 500 ETF Trust	447	(12,984,456)	216.00	3/17/21	(427,659)
SPDR S&P 500 ETF Trust	447	(12,984,456)	249.98	4/21/21	(793,748)
(6.10%) – TOTAL PUT OPTIONS WRITTEN					(9,688,811)
(Premiums received: $ 13,420,503)

(10.38%) – TOTAL OPTIONS WRITTEN					$(16,483,682)
(Premiums received: $21,011,048)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of InvestmentsApril 30, 2020 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Purchased
Options	$175,082,682	$ —	$175,082,682	$(16,483,682)	$ —	$158,599,000

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written
Options	$(16,483,682)	$ —	$(16,483,682)	$16,483,682	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund

Portfolio Composition as of April 30, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Money Market Fund	0.32%
Exchange Traded Fund	52.67%
Purchased Options:
Call Options	50.80%
Total Investments	103.79%
Options Written:
Call Options	(4.17%	)
	(4.17%	)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Schedule of InvestmentsApril 30, 2020 (unaudited)

				Shares	Fair Value
0.32% – MONEY MARKET FUND
Federated Treasury Obligations Fund - Institutional Class 0.15%*
(Cost: $120,710)				120,710	$120,710

52.67%(A) – EXCHANGE TRADED FUND
SPDR S&P 500 ETF Trust
(Cost: $17,270,106)				67,600	19,636,448

50.80% – PURCHASED OPTIONS

50.80% – CALL OPTIONS
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	105	$3,050,040	$285.06	5/20/20	$120,803
SPDR S&P 500 ETF Trust	105	3,050,040	293.06	6/17/20	112,782
SPDR S&P 500 ETF Trust	105	3,050,040	297.74	7/15/20	108,953
SPDR S&P 500 ETF Trust	105	3,050,040	292.45	8/20/20	175,550
SPDR S&P 500 ETF Trust	105	3,050,040	301.10	9/19/20	147,027
SPDR S&P 500 ETF Trust	105	3,050,040	298.40	10/21/20	180,703
SPDR S&P 500 ETF Trust	105	3,050,040	310.77	11/18/20	138,187
SPDR S&P 500 ETF Trust	2	58,096	0.01	12/16/20	57,551
SPDR S&P 500 ETF Trust	105	3,050,040	319.59	12/17/20	114,757
SPDR S&P 500 ETF Trust	2	58,096	0.01	1/20/21	57,370
SPDR S&P 500 ETF Trust	105	3,050,040	328.19	1/21/21	90,578
SPDR S&P 500 ETF Trust	105	3,050,040	338.34	2/18/21	64,486
SPDR S&P 500 ETF Trust	105	3,050,040	240.00	3/17/21	659,069
SPDR S&P 500 ETF Trust	105	3,050,040	277.76	4/21/21	387,248
SPDR S&P 500 ETF Trust	580	16,847,840	0.01	11/17/21	16,527,827
TOTAL CALL OPTIONS
(Cost: $18,809,993)					18,942,890

50.80% – TOTAL PURCHASED OPTIONS
(Cost: $18,809,993)					18,942,890

103.79% – TOTAL INVESTMENTS
(Cost: $36,200,809)					38,700,048
(3.79)% – Liabilities in excess of other assets					(1,414,892)
100.00% – NET ASSETS					$37,285,156

*Effective 7 day yield as of April 30, 2020

(A)All or a portion of exchange traded funds are held as collateral for options written.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Schedule of Options WrittenApril 30, 2020 (unaudited)

(4.17)% – OPTIONS WRITTEN

(4.17)% – CALL OPTIONS
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	210	$(6,100,080)	$311.62	5/20/20	$(10,943)
SPDR S&P 500 ETF Trust	210	(6,100,080)	319.41	6/17/20	(24,051)
SPDR S&P 500 ETF Trust	210	(6,100,080)	323.97	7/15/20	(32,935)
SPDR S&P 500 ETF Trust	210	(6,100,080)	317.37	8/19/20	(106,034)
SPDR S&P 500 ETF Trust	210	(6,100,080)	327.91	9/16/20	(73,618)
SPDR S&P 500 ETF Trust	210	(6,100,080)	325.56	10/21/20	(116,583)
SPDR S&P 500 ETF Trust	210	(6,100,080)	338.38	11/18/20	(71,113)
SPDR S&P 500 ETF Trust	210	(6,100,080)	345.06	12/16/20	(57,392)
SPDR S&P 500 ETF Trust	210	(6,100,080)	355.60	1/20/21	(42,613)
SPDR S&P 500 ETF Trust	210	(6,100,080)	367.34	2/17/21	(35,628)
SPDR S&P 500 ETF Trust	210	(6,100,080)	281.00	3/17/21	(696,642)
SPDR S&P 500 ETF Trust	210	(6,100,080)	317.99	4/2/21	(288,919)
TOTAL CALL OPTIONS WRITTEN
(Premiums received: $1,953,759)					(1,556,471)

(4.17)% – TOTAL OPTIONS WRITTEN
(Premiums received: $1,953,759)					$(1,556,471)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Schedule of InvestmentsApril 30, 2020 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Purchased
Options	$18,942,890	$ —	$18,942,890	$(1,556,471)	$ —	$17,386,419

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written
Options	$(1,556,471)	$ —	$(1,556,471)	$1,556,471	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats
Target Income Fund

Portfolio Composition as of April 30, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Industrial	24.45%
Materials	12.15%
Consumer Discretionary	11.00%
Financial	10.73%
Food & Staple Retailing	10.23%
Health Care	8.50%
Household Products	5.70%
Real Estate	4.75%
Energy	3.05%
Beverages	2.94%
Utilities	2.83%
Information Technology	1.55%
Telecommunication Services	1.48%
Money Market Fund	0.31%
Total Investments	99.67%
Options Written:
Call Options	(0.07%	)
	(0.07%	)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of InvestmentsApril 30, 2020 (unaudited)

	Shares	Fair Value
99.36% – COMMON STOCKS(A)

2.94% – BEVERAGES
Brown-Forman Corp. - Class B	13,526	$841,317
The Coca-Cola Co.	18,145	832,674
		1,673,991
11.00% – CONSUMER DISCRETIONARY
Genuine Parts Co.	11,187	886,906
Leggett & Platt, Inc.	28,366	996,498
Lowe’s Cos., Inc.	8,617	902,631
McDonald’s Corp.	4,492	842,519
Ross Stores, Inc.	9,897	904,190
Target Corp.	7,874	864,093
VF Corp.	15,047	874,231
		6,271,068
3.05% – ENERGY
Chevron Corp.	9,422	866,824
Exxon Mobil Corp.	18,821	874,612
		1,741,436
10.73% – FINANCIAL
Aflac Inc.	23,339	869,144
Chubb Ltd.	7,857	848,635
Cincinnati Financial Corp.	10,431	686,360
Franklin Resources, Inc.	51,563	971,447
People’s United Financial, Inc.	73,115	927,829
S&P Global Inc.	2,925	856,674
T. Rowe Price Group, Inc.	8,247	953,601
		6,113,690

10.23% – FOOD & STAPLE RETAILING
Archer-Daniels-Midland Co.	22,882	849,837
Hormel Foods Corp.	17,326	811,723
McCormick & Co., Inc.(B)	5,394	845,995
The Procter & Gamble Co.	6,849	807,292
Sysco Corp.	16,438	924,966
Walgreens Boots Alliance, Inc.	18,800	813,852
Walmart Inc.	6,363	773,423
		5,827,088

8.50% – HEALTH CARE
Abbott Laboratories	8,705	801,643
AbbVie Inc.	9,968	819,370
Becton, Dickinson and Co.	3,085	779,055

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Investments - continuedApril 30, 2020 (unaudited)

	Shares	Fair Value
Cardinal Health, Inc.	16,581	$820,428
Johnson & Johnson	5,259	789,060
Medtronic PLC	8,534	833,174
		4,842,730

5.70% – HOUSEHOLD PRODUCTS
The Clorox Co.	4,306	802,811
Colgate-Palmolive Co.	11,481	806,770
Kimberly-Clark Corp.	5,826	806,784
PepsiCo, Inc.	6,278	830,517
		3,246,882

24.45% – INDUSTRIAL
3M Co.	5,666	860,779
A.O. Smith Corp.	20,630	874,299
Carrier Global Corp.*	52,022	921,310
Caterpillar Inc.	7,343	854,578
Cintas Corp.	4,101	909,725
Dover Corp.	9,292	870,196
Emerson Electric Co.	15,456	881,456
Expeditors International of Washington, Inc.	11,646	833,912
General Dynamics Corp.	6,267	818,595
Illinois Tool Works Inc.	5,272	856,700
Otis Worldwide Corporation	17,228	877,077
Pentair PLC	26,725	924,418
Raytheon Technologies Corp.	12,921	837,410
Roper Technologies, Inc.	2,604	888,042
Stanley Black & Decker, Inc.	7,727	851,515
W.W. Grainger, Inc.	3,164	871,935
		13,931,947
1.55% – INFORMATION TECHNOLOGY
Automatic Data Processing, Inc.	6,017	882,634

12.15% – MATERIALS
Air Products & Chemicals, Inc.	3,871	873,220
Albermarle Corp.	13,482	828,199
Amcor PLC	99,609	893,493
Ecolab Inc.	4,672	904,032
Linde PLC	4,511	829,979
Nucor Corp.	21,681	893,040
PPG Industries, Inc.	9,034	820,558
The Sherwin-Williams Co.	1,640	879,647
		6,922,168

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Investments - continuedApril 30, 2020 (unaudited)

	Shares	Fair Value
4.75% – REAL ESTATE
Realty Income Corp.	16,581	$910,628
Essex Property Trust, Inc.	3,390	827,499
Federal Realty Investment Trust	11,651	970,179
		2,708,306

1.48% – TELECOMMUNICATION SERVICES
AT&T Inc.	27,722	844,689

2.83% – UTILITIES
Atmos Energy Corp.	8,071	823,000
Consolidated Edison, Inc.	10,000	788,000
		1,611,000

99.36% – TOTAL COMMON STOCKS
(Cost: $56,555,502)		56,617,629

0.31% – MONEY MARKET FUND
Federated Treasury Obligations Fund - Institutional Class 0.15%**
(Cost: $ 177,984)	177,984	177,984

99.67% – TOTAL INVESTMENTS
(Cost: $56,733,486)		56,795,613
0.33% – Other assets, net of liabilities		186,114
100.00% – NET ASSETS		$56,981,727

*Non-income producing

**Effective 7 day yield as of April 30, 2020

(A)All or a portion of securities are held as collateral for options written

(B)Non-voting shares

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Options WrittenApril 30, 2020 (unaudited)

0.07% – OPTIONS WRITTEN
	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.07% – CALL OPTIONS
3M Co.	2	$(30,384)	$147.00	5/1/20	$(1,040)
Abbott Laboratories	3	(27,627)	94.00	5/2/20	(39)
AbbVie Inc.	3	(24,660)	83.50	5/2/20	(297)
Aflac Inc.	8	(29,792)	36.50	5/2/20	(864)
Archer-Daniels-Midland Co.	8	(29,712)	36.00	5/2/20	(2,400)
AT&T Inc.	10	(30,470)	29.50	5/1/20	(1,110)
Automatic Data Processing, Inc.	2	(32,446)	139.00	5/2/20	(1,410)
Becton, Dickinson and Co.	1	(25,253)	267.50	5/2/20	(50)
Cardinal Health, Inc.	6	(29,688)	50.00	5/2/20	(108)
Caterpillar Inc.	3	(41,340)	114.00	5/1/20	(837)
Chevron Corp.	3	(27,600)	87.50	5/1/20	(1,101)
The Clorox Co.	2	(37,288)	190.00	5/2/20	(500)
The Coca-Cola Co.	6	(27,534)	45.50	5/1/20	(390)
Colgate-Palmolive Co.	4	(28,108)	71.50	5/2/20	(380)
Consolidated Edison, Inc.	3	(23,640)	82.50	5/2/20	(105)
Ecolab Inc.	2	(38,700)	180.00	5/2/20	(2,730)
Emerson Electric Co.	5	(28,515)	54.00	5/2/20	(1,550)
Exxon Mobil Corp.	7	(32,529)	44.00	5/1/20	(1,260)
General Dynamics Corp.	2	(26,124)	129.00	5/2/20	(980)
Genuine Parts Co.	4	(31,712)	75.00	5/1/20	(1,760)
W.W. Grainger, Inc.	1	(27,558)	270.00	5/1/20	(720)
Hormel Foods Corp.	6	(28,110)	47.00	5/1/20	(300)
Illinois Tool Works Inc.	2	(32,500)	157.50	5/1/20	(990)
Johnson & Johnson	2	(30,008)	155.00	5/1/20	(14)
Kimberly-Clark Corp.	2	(27,696)	142.00	5/1/20	(40)
Lowe’s Cos., Inc.	3	(31,425)	99.50	5/1/20	(1,641)
McDonald’s Corp.	2	(37,512)	185.00	5/1/20	(496)
Medtronic PLC	3	(29,289)	100.00	5/1/20	(189)
Nucor Corp.	8	(32,952)	38.00	5/1/20	(2,744)
PepsiCo, Inc.	2	(26,458)	134.00	5/1/20	(46)
PPG Industries, Inc.	3	(27,249)	93.00	5/1/20	(1,470)
The Procter & Gamble Co.	2	(23,574)	119.00	5/1/20	(74)
S&P Global Inc.	1	(29,288)	285.00	5/1/20	(880)
The Sherwin-Williams Co.	1	(53,637)	505.00	5/1/20	(3,240)
Stanley Black & Decker, Inc.	3	(33,060)	108.00	5/1/20	(1,118)
Sysco Corp.	5	(28,135)	53.50	5/1/20	(1,450)
T. Rowe Price Group, Inc.	3	(34,689)	101.00	5/1/20	(4,515)
Target Corp.	3	(32,922)	108.00	5/1/20	(636)
VF Corp.	5	(29,050)	55.00	5/1/20	(1,660)
Walgreens Boots Alliance, Inc.	7	(30,303)	44.00	5/1/20	(126)
Walmart Inc.	2	(24,310)	130.00	5/1/20	(4)
TOTAL CALL OPTIONS WRITTEN
(Premiums received: $29,399)					(41,264)

0.07% – TOTAL OPTIONS WRITTEN
(Premiums received: $29,399)					$(41,264)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of InvestmentsApril 30, 2020 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written
Options	$ (41,264)	$ —	$ (41,264)	$ 41,264	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statement of Assets and LiabilitiesApril 30, 2020 (unaudited)

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
ASSETS
Investments at fair value* (Note 1)	$176,582,767	$38,700,048	$56,795,613
Cash deposits with brokers	4,129	3,993	57
Receivable for securities sold	71,811	4,908,919	4,605,609
Receivable for capital stock sold	55,964	—	24,100
Dividends and interest receivable	109	11	118,824
Receivable from investment manager	—	25,144	56,654
Prepaid expenses	116,412	24,501	46,725
TOTAL ASSETS	176,831,192	43,662,616	61,647,582
LIABILITIES
Due to broker	—	—	10,555
Due to custodian	305,421	—	13,423
Call options written, at fair value(A) (Note 1)	6,794,871	1,556,471	41,264
Put options written, at fair value(B) (Note 1)	9,688,811	—	—
Payable for capital stock redeemed	72,623	—	9,642
Payable for securities purchased	1,135,984	4,811,403	4,553,774
Accrued advisory fees	74,008	—	—
Accrued 12b-1 fees	585	—	13,335
Accrued administration, fund accounting, and transfer agent fees	9,515	70	656
Other accrued expenses	3,118	9,516	23,206
TOTAL LIABILITIES	18,084,936	6,377,460	4,665,895
NET ASSETS	$158,746,256	$37,285,156	$56,981,727

Net Assets Consist of:
Paid-in-capital	$159,182,105	$34,885,964	$62,294,207
Distributable earnings	(435,849)	2,399,192	(5,312,480)
Net Assets	$158,746,256	$37,285,156	$56,981,727

NET ASSET VALUE PER SHARE
Institutional Class Shares
Net Assets	$105,442,032	$6,562,715	$35,911,563
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	8,626,736	575,933	3,612,009
Net Asset Value, Offering and Redemption Price Per Share	$12.22	$11.39	$9.94

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statement of Assets and Liabilities - continuedApril 30, 2020 (unaudited)

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund		Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
NET ASSET VALUE PER SHARE
Investor Class Shares
Net Assets	$12,929,582	$30,542,284		$3,315,748
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,062,210	2,699,591		334,171
Net Asset Value, Offering and Redemption Price Per Share***	$12.17	$11.31		$9.92

NET ASSET VALUE PER SHARE
Class A Shares
Net Assets	$2,414,411	$163,346		$4,258,198
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	197,525	14,488		428,619
Net Asset Value, Offering and Redemption Price Per Share***	$12.22	$11.27		$9.93
Maximum Offering Price Per Share**	$12.97	$11.96		$10.54

NET ASSET VALUE PER SHARE
Class C Shares
Net Assets	$2,538,572	$15,763		$2,130,887
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	211,260	1,403		215,345
Net Asset Value, Offering and Redemption Price Per Share***	$12.02	$11.24		$9.90

NET ASSET VALUE PER SHARE
Class Y Shares
Net Assets	$35,421,659	$1,048		$11,365,331
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,890,478	92		1,141,114
Net Asset Value, Offering and Redemption Price Per Share	$12.25	$11.43	****	$9.96

*Identified cost of:	$163,124,287	$36,200,809		$56,733,486
(A)Premiums received of:	$7,590,545	$1,953,759		$29,399
(B)Premiums received of:	$13,420,503	$–		$–

**Maximum offering price per share includes sales charge of 5.75%

***May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.

****NAV per share does not recalculate due to rounding.

19

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of OperationsFor the six months ended April 30, 2020 (unaudited)

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
INVESTMENT INCOME
Dividend	$481,016	$329,472	$882,345
Interest	10,473	3,068	3,213
Total investment income	491,489	332,540	885,558

EXPENSES
Investment management fees (Note 2)	527,925	149,820	257,378
12b-1 fees (Note 2)
Investor Class	8,635	40,468	4,630
Class A	3,387	363	5,776
Class C	14,946	82	10,032
Recordkeeping and administrative services (Note 2)	19,280	6,223	11,231
Accounting fees (Note 2)	20,188	6,273	11,759
Custody fees	3,224	2,472	31,318
Transfer agent fees (Note 2)	10,884	4,271	7,190
Audit and tax fees	12,292	8,124	10,015
Legal fees	10,886	5,420	7,395
Filing and registration fees	33,581	9,697	26,347
Trustee fees	4,313	1,376	2,854
Compliance fees	4,284	1,548	2,880
Shareholder reports	14,714	11,463	13,779
Shareholder servicing
Institutional Class	25,794	6,154	21,366
Investor Class	8,635	24,281	2,778
Class A	871	5	1,555
Class C	1,045	12	152
Insurance	2,226	1,353	1,738
Interest expense	4,867	270	4,142
Other	10,895	7,341	12,967
Total expenses	742,872	287,016	447,282
Investment management fee waivers (Note 2)	(85,898)	(56,159)	(113,513)
Net expenses	656,974	230,857	333,769

Net investment income (loss)	(165,485)	101,683	551,789

See Notes to Financial Statements

SEMI-ANNUAL REPORT

20

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Operations - continuedFor the six months ended April 30, 2020 (unaudited)

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	$(1,721,980)	$76,165	$(1,244,993)
Net realized gain (loss) on put options purchased	(295,073)	—	—
Net realized gain (loss) on call options purchased	(7,735,186)	1,551,243	—
Net realized gain (loss) on put options written	(5,240,929)	—	—
Net realized gain (loss) on call options written	(539,008)	(1,171,370)	541,886
Net realized gain (loss) on investments, options purchased and written	(15,532,176)	456,038	(703,107)
Net change in unrealized appreciation (depreciation) of investments	(5,663,439)	(1,895,148)	(8,239,716)
Net change in unrealized appreciation (depreciation) on put options purchased	6,227,780	—	—
Net change in unrealized appreciation (depreciation) on call options purchased	5,552,839	(1,847,208)	—
Net change in unrealized appreciation (depreciation) on put options written	2,374,934	—	—
Net change in unrealized appreciation (depreciation) on call options written	736,327	519,553	(13,935)
Net change in unrealized appreciation (depreciation) on investments,options purchased and written	9,228,441	(3,222,803)	(8,253,651)

Net realized and unrealized gain (loss)	(6,303,735)	(2,766,765)	(8,956,758)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(6,469,220)	$(2,665,082)	$(8,404,969)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

[This page intentionally left blank.]

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets

	Cboe Vest S&P 500® Buffer Strategy Fund		Cboe Vest S&P 500® Buffer Strategy Fund		Cboe Vest S&P 500® Enhanced Growth Strategy Fund		Cboe Vest S&P 500® Enhanced Growth Strategy Fund		Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund		Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
	Six months ended April 30, 2020 (unaudited)		For the Year ended October 31, 2019		Six months ended April 30, 2020 (unaudited)		For the Year ended October 31, 2019		Six months ended April 30, 2020 (unaudited)		For the Year ended October 31, 2019
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(165,485)		$8,515		$101,683		$3,045		$551,789		$832,238
Net realized gain (loss) on investments, options purchased and written	(15,532,176)		(1,490,817)		456,038		1,850,776		(703,107)		(850,022)
Net increase (decrease) in unrealized appreciation (depreciation) of investments, options purchased and options written	9,228,441		7,710,042		(3,222,803)		3,123,983		(8,253,651)		8,219,065
Increase (decrease) in net assets from operations	(6,469,220)		6,227,740		(2,665,082)		4,977,804		(8,404,969)		8,201,281
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(609,696)		—		(510,554)		(234,141)		(1,081,574)		(1,632,546)
Investor Class	(14,061)		—		(2,365,810)		(1,670,710)		(80,931)		(125,581)
Class A	(18,074)		—		(25,287)		(61)		(101,673)		(156,012)
Class C	(1,189)		—		(1,152)		(50)		(36,673)		(29,820)
Class Y	(281,211)		—		(82)		(50)		(296,214)		(526,316)
Decrease in net assets from distributions	(924,231)		—		(2,902,885)		(1,905,012)		(1,597,065)		(2,470,275)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	79,676,878		51,021,245		2,013,594		2,291,953		9,680,655		31,515,655
Investor Class	9,116,507		4,983,537		1,797,155		3,063,364		766,449		2,166,504
Class A	475,184		3,346,460		1,979		366,283		767,911		2,153,409
Class C	629,941		2,989,022		—		15,000		749,000		1,372,881
Class Y	14,322,129		30,247,693		—		—		4,049		2,599,541
Distributions reinvested
Institutional Class	589,534		—		508,836		233,564		1,021,871		1,566,834
Investor Class	13,871		—		2,361,845		1,668,112		79,961		121,287
Class A	18,074		—		25,287		61		100,603		153,850
Class C	1,188		—		1,152		50		30,939		27,953
Class Y	281,211		—		82		50		296,214		526,316
Shares redeemed
Institutional Class	(33,759,976)		(21,175,180)		(2,014,705)		(727,117	)(A)	(18,444,860	)(A)	(8,088,603)
Investor Class	(1,859,240	)(B)	(9,036,999	)(B)	(2,765,079	)(B)	(6,070,890)		(656,453	)(B)	(762,581)
Class A	(1,339,984)		(189,116)		(208,478)		(25,255	)(C)	(514,775	)(C)	(468,055)
Class C	(899,714	)(D)	(319,205)		—		—		(1,692)		(182,958)
Class Y	(7,003,243)		(1,622,736)		—		—		(154,721)		(1,784,401)
Increase (decrease) in net assets from capital stock transactions	60,262,360		60,244,721		1,721,668		815,175		(6,274,849)		30,917,632
NET ASSETS
Increase (decrease) during period	52,868,909		66,472,461		(3,846,299)		3,887,967		(16,276,883)		36,648,638
Beginning of period	105,877,347		39,404,886		41,131,455		37,243,488		73,258,610		36,609,972
End of period	$158,746,256		$105,877,347		$37,285,156		$41,131,455		$56,981,727		$73,258,610
(A)Includes redemption fees of:							$7		$3,454
(B)Includes redemption fees of:	$1,733		$1,254		$58		$2,188		$555
(C)Includes redemption fees of:							$48		$190
(D)Includes redemption fees of:	$112

THE CBOE VEST FAMILY OF FUNDS

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31,					For the period August 23, 2016* to October 31, 2016
			2019	2018		2017
Net asset value, beginning of period	$12.68		$11.60	$11.21		$9.88		$10.00
Investment activities
Net investment income (loss)(1)	(0.02)		— (4)	(0.11)		(0.11)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.44)		1.08	0.50		1.44		(0.10)
Total from investment activities	(0.46)		1.08	0.39		1.33		(0.12)
Distributions
Net investment income	(0.09)		—	—		—		—
Total distributions	(0.09)		—	—		—		—
Net asset value, end of period	$12.22		$12.68	$11.60		$11.21		$9.88
Total Return	(2.98	%)***	9.31%	3.48%		13.46%		(1.20	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.02	%(5)**	1.28%	51.73%		3.27%		46.89	%**
Expenses, net of waiver (Note 2)	0.96	%(5)**	0.96%	50.95%		1.08%		1.25	%**
Net investment income (loss)	(0.28	%)**	0.03%	(0.92%)		(1.05%)		(0.98	%)**
Portfolio turnover rate	93.67	%***	1.61%	0.00	%(3)	0.00	%(2)	0.00	%(2)***
Net assets, end of period (000’s)	$105,442		$64,605	$30,428		$10,614		$261

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(4)Less than $0.01 per share.

(5)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.01% and 0.95%, respectively for the six months ended April 30, 2020 and 1.27% and 0.95%, respectively for the year ended October 31, 2019.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31,				For the period December 7, 2016* to October 31, 2017
			2019		2018
Net asset value, beginning of period	$12.58		$11.54		$11.18		$10.20
Investment activities
Net investment income (loss)(1)	(0.03)		(0.04)		(0.14)		(0.13)
Net realized and unrealized gain (loss) on investments	(0.35)		1.08		0.50		1.11
Total from investment activities	(0.38)		1.04		0.36		0.98
Distributions
Net investment income	(0.03)		—		—		—
Total distributions	(0.03)		—		—		—
Paid-in capital from redemption fees	—	(4)	—	(4)	—		—
Net asset value, end of period	$12.17		$12.58		$11.54		$11.18
Total Return	(3.03	%)***	9.01%		3.22%		9.61	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.48	%(5)**	1.71	%(5)	2.20%		3.74	%**
Expenses, net of waiver (Note 2)	1.21	%(5)**	1.20	%(5)	1.20%		1.38	%**
Net investment income (loss)	(0.51	%)**	(0.31%)		(1.17%)		(1.35	%)**
Portfolio turnover rate	93.67	%***	1.61%		0.00	%(3)	0.00	%(2)***
Net assets, end of period (000’s)	$12,930		$5,510		$8,880		$1,330

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(4)Less than $0.01 per share.

(5)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.47% and 1.20%, respectively for the six months ended April 30, 2020 and 1.71% and 1.20%, respectively for the year ended October 31, 2019.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019		For the period July 24, 2018* to October 31, 2018
Net asset value, beginning of period	$12.63		$11.59		$11.85
Investment activities
Net investment income (loss)(1)	(0.02)		(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments	(0.32)		1.06		(0.22)
Total from investment activities	(0.34)		1.04		(0.26)
Distributions
Net investment income	(0.07)		—		—
Total distributions	(0.07)		—		—
Net asset value, end of period	$12.22		$12.63		$11.59
Total Return	(2.73	%)***	8.97%		(2.19	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.28	%(3)**	1.41	%(3)	2.24	%**
Expenses, net of waiver (Note 2)	1.21	%(3)**	1.21	%(3)	1.20	%**
Net investment income (loss)	(0.38	%)**	(0.13%)		(1.18	%)**
Portfolio turnover rate	93.67	%***	1.61%		0.00	%(2)***
Net assets, end of period (000’s)	$2,414		$3,320		$15

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.27% and 1.20%, respectively for the six months ended April 30, 2020 and 1.40% and 1.20%, respectively for the year ended October 31, 2019.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019		For the period July 24, 2018* to October 31, 2018
Net asset value, beginning of period	$12.44		$11.50		$11.85
Investment activities
Net investment income (loss)(1)	(0.08)		(0.10)		(0.06)
Net realized and unrealized gain (loss) on investments	(0.34)		1.04		(0.29)
Total from investment activities	(0.42)		0.94		(0.35)
Distributions
Net investment income	—	(4)	—		—
Total distributions	—		—		—
Paid-in capital from redemption fees	—	(4)	—		—
Net asset value, end of period	$12.02		$12.44		$11.50
Total Return	(3.34	%)***	8.17%		(2.95	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.03	%(3)**	2.16	%(3)	3.53	%**
Expenses, net of waiver (Note 2)	1.96	%(3)**	1.96	%(3)	1.95	%**
Net investment income (loss)	(1.22	%)**	(0.84%)		(1.93	%)**
Portfolio turnover rate	93.67	%***	1.61%		0.00	%(2)***
Net assets, end of period (000’s)	$2,539		$2,910		$81

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.02% and 1.95%, respectively for the six months ended April 30, 2020 and 2.15% and 1.95%, respectively for the year ended October 31, 2019.

(4)Less than $0.01 per share.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019		For the period July 24, 2018* to October 31, 2018
Net asset value, beginning of period	$12.71		$11.60		$11.85
Investment activities
Net investment income (loss)(1)	—	(4)	0.04		(0.02)
Net realized and unrealized gain (loss) on investments	(0.36)		1.07		(0.23)
Total from investment activities	(0.36)		1.11		(0.25)
Distributions
Net investment income	(0.10)		—		—
Total distributions	(0.10)		—		—
Net asset value, end of period	$12.25		$12.71		$11.60
Total Return	(2.85	%)***	9.57%		(2.11	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	0.97	%(3)**	1.14	%(3)	1.25	%**
Expenses, net of waiver (Note 2)	0.71	%(3)**	0.71	%(3)	0.71	%**
Net investment income (loss)	0.03	%**	0.34%		(0.69	%)**
Portfolio turnover rate	93.67	%***	1.61%		0.00	%(2)***
Net assets, end of period (000’s)	$35,422		$29,532		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 0.96% and 0.70%, respectively for the six months ended April 30, 2020 and 1.13% and 0.70%, respectively for the year ended October 31, 2019.

(4)Less than $0.01 per share.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31,				Period December 21, 2016* to October 31, 2017
			2019		2018
Net asset value, beginning of period	$12.98		$12.00		$11.50		$10.00
Investment activities
Net investment income (loss)(1)	0.04		0.03		(0.11)		(0.11)
Net realized and unrealized gain (loss) on investments	(0.69)		1.57		0.61		1.61
Total from investment activities	(0.65)		1.60		0.50		1.50
Distributions
Net investment income	(0.06)		—		—		—
Net realized gain	(0.88)		(0.62)		—		—
Total distributions	(0.94)		(0.62)		—		—
Paid-in capital from redemption fees	—		—	(B)	—		—
Net asset value, end of period	$11.39		$12.98		$12.00		$11.50
Total Return	(5.70	%)***	14.71%		4.35%		15.00	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.25	%**	1.45%		1.75%		1.69	%**
Expenses, net of waiver (Note 2)	0.95	%(A)**	0.96	%(A)	0.96	%(A)	1.13	%**(A)
Net investment income (loss)	0.72	%**	0.26%		(0.96%)		(1.13	%)**
Portfolio turnover rate	78.28	%***	15.91%		0.00	%(3)	0.00	%(2)***
Net assets, end of period (000’s)	$6,563		$7,247		$4,949		$5,164

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(A)Ratio of total expenses net of management fee waivers and reimbursements, excluding interest expense, would have been 1.25% for the six months ended April 30, 2020 and 0.95%, 0.95% and 1.13% for the year ended October 31, 2019, the year ended October 31, 2018 and the period December 21, 2016 to October 31, 2017, respectively.

(B)Less than $0.01 per share.

*Inception date

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31,				Period January 31, 2017* to October 31 2017
			2019		2018
Net asset value, beginning of period	$12.89		$11.94		$11.47		$10.12
Investment activities
Net investment income (loss)(1)	0.03		—	(B)	(0.14)		(0.11)
Net realized and unrealized gain (loss) on investments	(0.70)		1.57		0.61		1.46
Total from investment activities	(0.67)		1.57		0.47		1.35
Distributions
Net investment income	(0.03)		—		—		—
Net realized gain	(0.88)		(0.62)		—		—
Total distributions	(0.91)		(0.62)		—		—
Paid-in capital from redemption fees	—	(B)	—	(B)	—		—
Net asset value, end of period	$11.31		$12.89		$11.94		$11.47
Total Return	(5.86	%)***	14.53%		4.10%		13.34	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.48	%**	1.69%		2.06	%(A)	1.79	%**(A)
Expenses, net of waiver (Note 2)	1.20	%(A)**	1.21	%(A)	1.21%		1.36	%**
Net investment income (loss)	0.46	%**	(0.03%)		(1.21%)		(1.36	%)**
Portfolio turnover rate	78.28	%***	15.91%		0.00	%(3)	0.00	%(2)***
Net assets, end of period (000’s)	$30,542		$33,492		$32,292		$32,995

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(A)Ratio of total expenses net of management fee waivers and reimbursements, excluding interest expense, would have been 1.48% for the six months ended April 30, 2020 and1.20%, 1.20% and 1.36% for the year ended October 31, 2019, the year ended October 31, 2018 and the period January 31, 2017 to October 31, 2017, respectively.

(B)Less than $0.01 per share.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31,				Period January 31, 2017* to October 31, 2017
			2019		2018
Net asset value, beginning of period	$12.87		$11.92		$11.46		$10.12
Investment activities
Net investment income (loss)(1)	0.02		0.02		(0.14)		(0.11)
Net realized and unrealized gain (loss) on investments	(0.71)		1.55		0.60		1.45
Total from investment activities	(0.69)		1.57		0.46		1.34
Distributions
Net investment income	(0.03)		—		—		—
Net realized gain	(0.88)		(0.62)		—		—
Total distributions	(0.91)		(0.62)		—		—
Paid-in capital from redemption fees	—		—	(B)	—		—
Net asset value, end of period	$11.27		$12.87		$11.92		$11.46
Total Return	(6.03	%)***	14.56%		4.01%		13.24%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.32	%**	1.41%		1.59%		2.36	%**
Expenses, net of waiver (Note 2)	1.20	%(A)**	1.21	%(A)	1.21	%(A)	1.39	%**(A)
Net investment income (loss)	0.38	%**	0.13%		(1.21%)		(1.39	%)**
Portfolio turnover rate	78.28	%***	15.91%		0.00	%(3)	0.00	%(2)***
Net assets, end of period (000’s)	$163		$375		$1		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(A)Ratio of total expenses net of management fee waivers and reimbursements, excluding interest expense, would have been 1.32% for the six months ended April 30, 2020 and 1.20%, 1.20% and 1.39% for the year ended October 31, 2019, the year ended October 31, 2018 and the period January 31, 2017 to October 31, 2017, respectively.

(B)Less than $0.01 per share.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019		Period July 24, 2018* to October 31, 2018
Net asset value, beginning of period	$12.82		$11.97		$12.44
Investment activities
Net investment income (loss)(1)	(0.02)		(0.05)		(0.07)
Net realized and unrealized gain (loss) on investments	(0.69)		1.52		(0.40)
Total from investment activities	(0.71)		1.47		(0.47)
Distributions
Net realized gain	(0.88)		(0.62)		—
Total distributions	(0.88)		(0.62)		—
Net asset value, end of period	$11.23		$12.82		$11.97
Total Return	(6.22	%)***	13.62%		(3.78	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.22	%**	2.11%		2.94%	**
Expenses, net of waiver (Note 2)	1.95	%(A)**	1.95	%(A)	1.98%	**(A)
Net investment income (loss)	(0.29	%)**	(0.40%)		(2.00%)	**
Portfolio turnover rate(2)	78.28	%***	15.91%		0.00%	***
Net assets, end of period (000’s)	$16		$17		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(A)Ratio of total expenses net of management fee waivers and reimbursements, excluding interest expense, would have been 2.22% for the six months ended April 30, 2020 and 1.95% and 1.95% for the year ended October 31, 2019 and the period ended July 24, 2018 to October 31, 2018, respectively.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019		Period July 24, 2018* to October 31, 2018
Net asset value, beginning of period	$13.02		$12.01		$12.44
Investment activities
Net investment income (loss)(1)	0.06		0.06		(0.03)
Net realized and unrealized gain (loss) on investments	(0.69)		1.57		(0.40)
Total from investment activities	(0.63)		1.63		(0.43)
Distributions
Net investment income	(0.08)		—		—
Net realized gain	(0.88)		(0.62)		—	(A)
Total distributions	(0.96)		(0.62)		—
Net asset value, end of period	$11.43		$13.02		$12.01
Total Return	(5.53	%)***	14.97%		(3.46	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	0.76	%**	0.96%		1.60	%**(B)
Expenses, net of waiver (Note 2)	0.70	%(B)**	0.71	%(B)	0.73	%**
Net investment income (loss)	0.95	%**	0.47%		(0.76	%)**
Portfolio turnover rate(2)	78.28	%***	15.91%		0.00	%***
Net assets, end of period (000’s)	$1		$1		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(A)Less than $0.01 per share

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding interest expense, would have been 0.76% for the six months ended April 30, 2020 and 0.70% and 0.70% for the year ended October 31, 2019 and the period July 24, 2018 to October 31, 2018, respectively.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31,			Period September 11, 2017* to October 31, 2017
			2019		2018
Net asset value, beginning of period	$11.47		$10.36		$10.25	$10.00
Investment activities
Net investment income (loss)(1)	0.09		0.17		0.16	0.01
Net realized and unrealized gain (loss) on investments(2)	(1.36)		1.45		0.40	0.24
Total from investment activities	(1.27)		1.62		0.56	0.25
Distributions
Net investment income	(0.08)		(0.18)		(0.15)	—
Net realized gain	(0.18)		(0.33)		(0.30)	—
Total distributions	(0.26)		(0.51)		(0.45)	—
Paid-in capital from redemption fees	—	(A)	—		—	—
Net asset value, end of period	$9.94		$11.47		$10.36	$10.25
Total Return	(11.30	%)***	16.02%		5.45%	2.50	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.26	%**	1.40	%(3)	2.21%	2.89	%**
Expenses, net of waiver (Note 2)	0.96	%**	0.96	%(3)	0.95%	0.95	%**
Net investment income (loss)	1.61	%**	1.53%		1.55%	1.11	%**
Portfolio turnover rate	114.89	%***	185.19%		205.91%	9.77	%***
Net assets, end of period (000’s)	$35,912		$50,376		$21,603	$5,572

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.25% and 0.95%, respectively for the six months ended April 30, 2020 and 1.39% and 0.95%, respectively for the year ended October 31, 2019.

(A)Less than $0.01 per share

*Inception date

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31,			Period September 11, 2017* to October 31, 2017
			2019		2018
Net asset value, beginning of period	$11.45		$10.35		$10.23	$10.00
Investment activities
Net investment income (loss)(1)	0.08		0.14		0.14	0.01
Net realized and unrealized gain (loss) on investments(2)	(1.37)		1.45		0.40	0.22
Total from investment activities	(1.29)		1.59		0.54	0.23
Distributions
Net investment income	(0.06)		(0.16)		(0.12)	—
Net realized gain	(0.18)		(0.33)		(0.30)	—
Total distributions	(0.24)		(0.49)		(0.42)	—
Paid-in capital from redemption fees	—	(A)	—		—	—
Net asset value, end of period	$9.92		$11.45		$10.35	$10.23
Total Return	(11.45	%)***	15.71%		5.28%	2.30	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.57	%(3)**	1.81	%(3)	2.56%	2.69	%**
Expenses, net of waiver (Note 2)	1.21	%(3)**	1.21	%(3)	1.20%	1.20	%**
Net investment income (loss)	1.38	%**	1.29%		1.32%	0.78	%**
Portfolio turnover rate	114.89	%***	185.19%		205.91%	9.77	%***
Net assets, end of period (000’s)	$3,316		$3,676		$1,828	$197

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.56% and 1.20%, respectively for the six months ended April 30, 2020 and 1.80% and 1.20%, respectively for the year ended October 31, 2019.

(A)Less than $0.01 per share

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31,			Period September 11, 2017* to October 31, 2017
			2019		2018
Net asset value, beginning of period	$11.46		$10.36		$10.24	$10.00
Investment activities
Net investment income (loss)(1)	0.08		0.14		0.14	0.01
Net realized and unrealized gain (loss) on investments(2)	(1.37)		1.45		0.40	0.23
Total from investment activities	(1.29)		1.59		0.54	0.24
Distributions
Net investment income	(0.06)		(0.16)		(0.12)	—
Net realized gain	(0.18)		(0.33)		(0.30)	—
Total distributions	(0.24)		(0.49)		(0.42)	—
Paid-in capital from redemption fees	—	(A)	—		—	—
Net asset value, end of period	$9.93		$11.46		$10.36	$10.24
Total Return	(11.44	%)***	15.74%		5.29%	2.40	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.49	%(3)**	1.65	%(3)	2.42%	2.97	%**
Expenses, net of waiver (Note 2)	1.21	%(3)**	1.21	%(3)	1.20%	1.20	%**
Net investment income (loss)	1.39	%**	1.28%		1.35%	0.88	%**
Portfolio turnover rate	114.89	%***	185.19%		205.91%	9.77	%***
Net assets, end of period (000’s)	$4,258		$4,568		$2,345	$833

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.48% and 1.20%, respectively for the six months ended April 30, 2020 and 1.64% and 1.20%, respectively for the year ended October 31, 2019.

(A)Less than $0.01 per share

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31,			Period September 11, 2017* to October 31, 2017
			2019		2018
Net asset value, beginning of period	$11.42		$10.34		$10.23	$10.00
Investment activities
Net investment income (loss)(1)	0.04		0.06		0.07	—
Net realized and unrealized gain (loss) on investments(2)	(1.35)		1.43)		0.39	0.23
Total from investment activities	(1.31)		1.49		0.46	0.23
Distributions
Net investment income	(0.03)		(0.08)		(0.05)	—
Net realized gain	(0.18)		(0.33)		(0.30)	—
Total distributions	(0.21)		(0.41)		(0.35)	—
Net asset value, end of period	$9.90		$11.42		$10.34	$10.23
Total Return	(11.68	%)***	14.71%		4.48%	2.30	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.20	%(3)**	2.35	%(3)	3.08%	2.23	%**
Expenses, net of waiver (Note 2)	1.96	%(3)**	1.96	%(3)	1.95%	1.95	%**
Net investment income (loss)	0.68	%**	0.54%		0.63%	(0.27	%)**
Portfolio turnover rate	114.89	%***	185.19%		205.91%	9.77	%***
Net assets, end of period (000’s)	$2,131		$1,699		$394	$238

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.19% and 1.95%, respectively for the six months ended April 30, 2020 and 2.34% and 1.95%, respectively for the year ended October 31, 2019.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019		Period July 24, 2018* to October 31, 2018
Net asset value, beginning of period	$11.48		$10.38		$10.65
Investment activities
Net investment income (loss)(1)	0.10		0.19		0.04
Net realized and unrealized gain (loss) on investments(2)	(1.36)		1.45		(0.18)
Total from investment activities	(1.26)		1.64		(0.14)
Distributions
Net investment income	(0.08)		(0.21)		(0.04)
Net realized gain	(0.18)		(0.33)		(0.09)
Total distributions	(0.26)		(0.54)		(0.13)
Net asset value, end of period	$9.96		$11.48		$10.38
Total Return	(11.16	%)***	16.24%		(1.40	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.17	%(3)**	1.34	%(3)	2.63	%**(A)
Expenses, net of waiver (Note 2)	0.71	%(3)**	0.70	%(3)	0.71	%**
Net investment income (loss)	1.89	%**	1.79%		1.55	%**
Portfolio turnover rate	114.89	%***	185.19%		205.91	%***
Net assets, end of period (000’s)	$11,365		$12,940		$10,440

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.16% and 0.70%, respectively for the six months ended April 30, 2020 and 1.33% and 0.70%, respectively for the year ended October 31, 2019.

*Inception date.

**Annualized

***Not annualized

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial StatementsApril 30, 2020 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cboe Vest S&P 500® Buffer Strategy Fund (“Buffer”), the Cboe Vest S&P 500® Enhanced Growth Strategy Fund (“Enhanced Growth”) and the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (“Dividend Aristocrats” and collectively with Buffer and Enhanced Growth, the “Funds”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. Buffer’s inception dates were August 23, 2016 for Institutional Class, December 7, 2016 for Investor Class and July 24, 2018 for Classes A, C, and Y. Enhanced Growth’s inception dates were December 21, 2016 for Institutional Class, January 31, 2017 for Investor Class and Class A and July 24, 2018 for Classes C and Y. Dividend Aristocrat’s inception dates were September 11, 2017 for Institutional Class, Investor Class, Classes A and C and July 24, 2018 for Class Y.

The investment objectives of the Funds are as follows:

Fund	Objective
Buffer	to track, before fees and expenses, the performance of the Cboe S&P 500® Buffer Protect Index Balanced Series (the “SPRO Index”).
Enhanced Growth	to track, before fees and expenses, the performance of the Cboe S&P 500® Enhanced Growth Index Balanced Series (the “SPEN Index”).
Dividend Aristocrats	to track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Cboe Aristocrats Index”)

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2020 (unaudited)

readily available are valued at their fair value as determined in good faith by the administrator, in consultation with Cboe VestSM Financial, LLC (the “Adviser”), under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

FLEX Options are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2020 (unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2020:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Buffer
Assets
Money Market Fund	$1,500,085	$—	$—	$1,500,085
Call Options Purchased	—	159,123,837	—	159,123,837
Put Options Purchased	—	15,958,845	—	15,958,845
	$1,500,085	$175,082,682	$—	$176,582,767

Liabilities
Call Options Written	$—	$(6,794,871)	$—	$(6,794,871)
Put Options Written	—	(9,688,811)	—	(9,688,811)
	$—	$(16,483,682)	$—	$(16,483,682)

Enhanced Growth
Assets
Money Market Fund	$120,710	$—	$—	$120,710
Exchange Traded Fund	19,636,448	—	—	19,636,448
Call Options Purchased	—	18,942,890	—	18,942,890
	$19,757,158	$18,942,890	$—	$38,700,048

Liabilities
Call Options Written	$—	$(1,556,471)	$—	$(1,556,471)

Dividend Aristocrats
Assets
Common Stocks	$56,617,629	$—	$—	$56,617,629
Money Market Fund	177,984	—	—	177,984
	$56,795,613	$—	$—	$56,795,613

Liabilities
Call Options Written	$—	$(41,264)	$—	$(41,264)

Refer to each Funds’ Schedules of Investments for a listing of the securities by security type.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

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THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2020 (unaudited)

Cash

Cash, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash Deposits with Brokers and Due to Broker

Deposits with brokers are held as collateral for options written. Additionally, for the six months ended April 30, 2020, $10,555 was due to the broker from Dividend Aristocrats.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended April 30, 2020, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Funds currently offer Class A, Class C, Class Y, Investor Class and Institutional Class Shares. Class A Shares include a maximum front-end sales charge of 5.75%. Class A, Class C and Investor Class Shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions on shares held for 30 days or less.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2020 (unaudited)

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Buffer and Enhanced Growth use FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

Fund	Derivative	Fair Value Asset Derivatives
Buffer	Purchased Options – Call	$159,123,837
	Purchased Options – Put	15,958,845
		$175,082,682	*

Enhanced Growth	Purchased Options – Call	$18,942,890	*

Dividend Aristocrats	Purchased Options	$—

Fund	Derivative	Fair Value Liability Derivatives
Buffer	Written Options – Call	$(6,794,871	)**
	Written Options – Put	(9,688,811	)***
		$(16,483,682)

Enhanced Growth	Written Options – Call	$(1,556,471	)**

Dividend Aristocrats	Written Options – Call	$(41,264	)**

*Statement of Assets and Liabilities location: Investments at fair value.

**Statement of Assets and Liabilities location: Call options written, at fair value.

***Statement of Assets and Liabilities location: Put options written, at fair value.

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THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2020 (unaudited)

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the six months ended April 30, 2020 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Buffer	Purchased Options – Put	$(295,073)	$6,227,780
	Purchased Options – Call	(7,735,186)	5,552,839
	Written Options – Put	(5,240,929)	2,374,934
	Written Options – Call	(539,008)	736,327

Enhanced Growth	Purchased Options – Call	1,551,243	(1,847,208)
	Written Options – Call	(1,171,370)	519,553

Dividend Aristocrats	Written Options – Call	541,886	(13,935)

*Statement of Operations location: Net realized gain (loss) on put options purchased, call options purchased, put options written and call options written, respectively.

**Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on put options purchased, call options purchased, put options written and call options written, respectively.

The following indicates the average monthly volume for the year:

	Average monthly notional value of:
Fund	Derivative	Notional Value
Buffer	Purchased Options	$124,999,759
	Written Options	(146,839,493)

Enhanced Growth	Purchased Options	22,237,854
	Written Options	(38,893,730)

Dividend Aristocrats	Written Options	(1,771,757)

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

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THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2020 (unaudited)

Buffer and Enhanced Growth use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Funds (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index.  No one can predict whether implied volatility will rise or fall in the future.

The methodology for the Funds’ strategies were created by the Chicago Board Options Exchange (“Cboe”).

Buffer is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy. A Buffer Protect options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

Enhanced Growth is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy. An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

Dividend Aristocrats is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index. The Index investment strategy includes, (1) buying an equally weighted portfolio of stocks of companies (“Stock Portfolio”) that are the members of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT Index”) and (2) partially writing hypothetical weekly U.S. exchange-traded covered call options on each of the stocks.

Purchased option contracts – When the Funds purchase a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Funds’ Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2020 (unaudited)

Written option contracts – When the Funds write a call or put option, an amount equal to the net premium (the premium less the commission) received by the Funds are recorded in the Funds’ Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

Underlying Investment in Other Investment Companies

Enhanced Growth currently seeks to achieve its investment objectives by investing a portion of its assets in the SPDR S&P 500 ETF Trust (the “ETF”). The Funds may redeem their investments from the ETF at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so.

The performance of the Funds will be directly affected by the performance of the ETF. The annual report of the ETF, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of April 30, 2020, 52.67% of Enhanced Growth’s net assets were invested in the ETF.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective August 26, 2019, First Trust Capital Partners LLC (“First Trust”) and its affiliates purchased a controlling (the “Transaction”) interest in the voting shares of Cboe Vest Group Inc., the parent company of Cboe Vest Financial LLC (the “Adviser”). Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services, computed at an annual rate based on the average daily net assets of each Fund in accordance with the following fee schedule:

Asset Breakpoint	Rate
$0-$249,999,999.99	0.75%
$250,000,000-$749,999,999.99	0.65%
$750,000,000-$1,499,999,999.99	0.60%
$1,500,000,000-$4,999,999,999.99	0.55%
>$5,000,000,000	0.50%

For the six months ended April 30, 2020, the Adviser earned and waived advisory fees and reimbursed expenses pursuant to an expense limitation arrangement as described below:

Fund	Fee	Management Fee Earned	Management Fee Waived
Buffer	0.75%	$527,925	$85,898
Enhanced Growth	0.75%	149,820	56,159
Dividend Aristocrats	0.75%	257,378	113,513
		$935,123	$255,570

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2020 (unaudited)

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, fees payable pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Funds, except for the Class Y Shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2021. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years following the date such waiver and/or reimbursement was made, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements as of April 30, 2020 and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2020	2021	2022	2023	Total
Buffer	$143,163	$184,009	$226,080	$85,898	$639,150
Enhanced Growth	110,466	324,518	180,359	56,159	671,502
Dividend Aristocrats	14,789	247,314	265,279	113,513	640,895

The Board has adopted a Distribution and Service Plan for the Funds’ Investor Class, Class A and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to its principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class and Class A Shares expenses and 1.00% for Class C Shares expenses. With respect to Class C Shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Funds have adopted a shareholder services plan with respect to their Investor Class, Institutional Class, Class A and Class C Shares. Under the shareholder services plan, the Funds may pay an authorized firm on an annualized basis, up to 0.25% of average daily net assets attributable to their customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing subaccounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2020 (unaudited)

For the six months ended April 30, 2020, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Buffer	Institutional	Shareholder servicing	$25,794
Buffer	Investor	Shareholder servicing	8,635
Buffer	A	Shareholder servicing	871
Buffer	C	Shareholder servicing	1,045
Buffer	Investor	12b-1	8,635
Buffer	A	12b-1	3,387
Buffer	C	12b-1	14,946
Enhanced Growth	Institutional	Shareholder servicing	6,154
Enhanced Growth	Investor	Shareholder servicing	24,281
Enhanced Growth	A	Shareholder servicing	5
Enhanced Growth	C	Shareholder servicing	12
Enhanced Growth	Investor	12b-1	40,468
Enhanced Growth	A	12b-1	363
Enhanced Growth	C	12b-1	82
Dividend Aristocrats	Institutional	Shareholder servicing	21,366
Dividend Aristocrats	Investor	Shareholder servicing	2,778
Dividend Aristocrats	A	Shareholder servicing	1,555
Dividend Aristocrats	C	Shareholder servicing	152
Dividend Aristocrats	Investor	12b-1	4,630
Dividend Aristocrats	A	12b-1	5,776
Dividend Aristocrats	C	12b-1	10,032

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended April 30, 2020, the following fees were paid to CFS by the Funds:

Fund	Administration	Transfer Agent	Accounting
Buffer	$19,280	$6,858	$20,188
Enhanced Growth	6,223	3,098	6,273
Dividend Aristocrats	11,231	4,902	11,759
	$36,734	$14,858	$38,220

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, PractusTM LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of PractusTM LLP. Officers and/or directors of CFS, Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2020 (unaudited)

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term securities for the six months ended April 30, 2020, were as follows:

Fund	Purchases	Sales
Buffer	$53,135,706	$64,406,878
Enhanced Growth	29,436,060	30,534,450
Dividend Aristocrats	71,433,744	77,242,048

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

There were no distributions paid during the year ended October 31, 2019 for Buffer.

The tax character of distributions for the six months ended April 30, 2020 for Buffer, Enhanced Growth and Dividend Aristocrats and for the year ended October 31, 2019 for Enhanced Growth and Dividend Aristocrats were as follows:

Six months ended April 30, 2020 (unaudited)
	Buffer	Enhanced Growth	Dividend Aristocrats
Distributions paid from:
Ordinary income	$924,231	$2,902,885	$1,280,015
Realized gains	—	—	317,049
	$924,231	$2,902,885	$1,597,064

Year ended October 31, 2019
	Enhanced Growth	Dividend Aristocrats
Distributions paid from:
Ordinary income	$719,129	$2,363,300
Realized gains	1,185,883	106,975
	$1,905,012	$2,470,275

As of April 30, 2020, the components of distributable earnings on a tax basis were as follows:

Six months ended April 30, 2020 (unaudited)
	Buffer	Enhanced Growth	Dividend Aristocrats
Accumulated net investment income (loss)	$(1,081,201)	$(15,636)	$99,384
Accumulated net realized gain (loss)	(17,340,495)	(481,699)	(5,462,126)
Net unrealized appreciation (depreciation)	17,985,847	2,896,527	50,262
	$(435,849)	$2,399,192	$(5,312,480)

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2020 (unaudited)

Cost of securities for Federal Income tax purposes, inclusive of premiums received from written options, and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Buffer	$163,124,287	$22,459,285	$(4,473,439)	$17,985,847
Enhanced Growth	36,200,809	3,704,859	(808,332)	2,896,527
Dividend Aristocrats	56,733,486	5,008,625	(4,958,362)	50,263

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Buffer
	Six months ended April 30, 2020 (unaudited)
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	6,313,756	785,168	38,103	49,285	1,116,332
Shares reinvested	45,140	1,066	1,387	92	21,500
Shares redeemed	(2,828,638)	(161,917)	(104,827)	(71,944)	(571,013)
Net increase (decrease)	3,530,258	624,317	(65,337)	(22,567)	566,819

Buffer
	Year ended October 31, 2019
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	4,221,877	422,098	277,007	253,126	2,453,268
Shares redeemed	(1,748,527)	(753,506)	(15,467)	(26,364)	(129,693)
Net increase (decrease)	2,473,350	(331,408)	261,540	226,762	2,323,575

Enhanced Growth
	Six months ended April 30, 2020 (unaudited)
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	160,161	150,373	156	—	—
Shares reinvested	40,416	188,797	2,024	92	7
Shares redeemed	(182,767)	(237,971)	(16.843)	—	—
Net increase (decrease)	17,810	101,199	(14,663)	92	7

Enhanced Growth
	Year ended October 31, 2019
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	183,699	248,512	31,252	1,226	—
Shares reinvested	22,809	163,862	6	5	5
Shares redeemed	(60,818)	(517,488)	(2,206)	—	—
Net increase (decrease)	145,690	(105,114)	29,052	1,231	5

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2020 (unaudited)

Dividend Aristocrats
	Six months ended April 30, 2020 (unaudited)
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	865,385	70,368	66,170	63,978	338
Shares reinvested	92,214	7,276	9,141	2,814	26,890
Shares redeemed	(1,736,963)	(64,670)	(45,287)	(154)	(12,984)
Net increase (decrease)	(779,364)	12,974	30,024	66,638	14,244

Dividend Aristocrats
	Year ended October 31, 2019
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	2,904,432	203,856	201,384	125,211	239,010
Shares reinvested	145,142	11,276	14,282	2,596	48,977
Shares redeemed	(742,576)	(70,585)	(43,418)	(17,197)	(166,989)
Net increase (decrease)	2,306,998	144,547	172,248	110,610	120,998

NOTE 6 – SPECIAL MEETING OF THE SHAREHOLDERS

A Special Meeting of the Shareholders of the Cboe Vest Family of Funds, a series portfolio of WFT was held on November 22, 2019 for Buffer and Dividend Aristocrats, and on December 13, 2019 for Enhanced Growth, for the purpose of considering the approval of the proposal which is as follows:

To approve a new investment advisory agreement.

The proposal was approved by the shareholders of the Funds based on the following results:

	Buffer	Enhanced Growth	Dividend Aristocrats
Total outstanding shares:	8,088,841	3,227,025	6,181,708
Total shares voted:	4,093,350	1,933,038	3,149,758

Fund	Voted for	Voted against	Abstained
Buffer	3,432,607	13,246	647,497
Enhanced Growth	1,461,976	45,600	425,462
Dividend Aristocrats	2,898,970	1,593	249,195

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2020 (unaudited)

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Dividend Aristocrats Fund has made the following distributions to the shareholders of record:

Fund	Record Date	Ex-Dividend Date	Character	Amount
Dividend Aristocrats	April 30, 2020	May 1, 2020	Net investment income	$98,447
Dividend Aristocrats	April 30, 2020	May 1, 2020	Short-term capital gain	122,650
Dividend Aristocrats	May 29, 2020	June 1, 2020	Net investment income	93,739
Dividend Aristocrats	May 29, 2020	June 1, 2020	Short-term capital gain	119,637
Dividend Aristocrats	June 30, 2020	July 1, 2020	Net investment income	95,560
Dividend Aristocrats	June 30, 2020	July 1, 2020	Short-term capital gain	113,449

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT” (these portfolio holdings were previously filed on Form N-Q). These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cboe Vest Family of Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, November 1, 2019, and held for the six months ended April 30, 2020.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Annualized Expense Ratio	Expenses Paid During Period Ended* 4/30/20
Buffer
Institutional Class Actual	$1,000.00	$963.72	0.96%	$4.70
Institutional Class Hypothetical**	$1,000.00	$1,020.19	0.96%	$4.83
Investor Class Actual	$1,000.00	$967.41	1.21%	$5.93
Investor Class Hypothetical**	$1,000.00	$1,018.93	1.21%	$6.09
Class A Actual	$1,000.00	$967.54	1.21%	$5.92
Class A Hypothetical**	$1,000.00	$1,018.95	1.21%	$6.08
Class C Actual	$1,000.00	$966.24	1.96%	$9.59
Class C Hypothetical**	$1,000.00	$1,015.19	1.96%	$9.83
Class Y Actual	$1,000.00	$963.81	0.71%	$3.47
Class Y Hypothetical**	$1,000.00	$1,021.45	0.71%	$3.57

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited) - continued

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Annualized Expense Ratio	Expenses Paid During Period Ended* 4/30/20
Enhanced Growth
Institutional Class Actual	$1,000.00	$942.99	0.95%	$4.59
Institutional Class Hypothetical**	$1,000.00	$1,020.25	0.95%	$4.77
Investor Class Actual	$1,000.00	$941.43	1.20%	$5.79
Investor Class Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.02
Class A Actual	$1,000.00	$939.69	1.20%	$5.79
Class A Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.02
Class C Actual	$1,000.00	$937.83	1.95%	$9.39
Class C Hypothetical**	$1,000.00	$1,015.25	1.95%	$9.77
Class Y Actual	$1,000.00	$944.70	0.70%	$3.39
Class Y Hypothetical**	$1,000.00	$1,021.50	0.70%	$3.53

Dividend Aristocrats
Institutional Class Actual	$1,000.00	$886.96	0.96%	$4.50
Institutional Class Hypothetical**	$1,000.00	$1,020.21	0.96%	$4.81
Investor Class Actual	$1,000.00	$885.50	1.21%	$5.66
Investor Class Hypothetical**	$1,000.00	$1,018.96	1.21%	$6.06
Class A Actual	$1,000.00	$885.57	1.21%	$5.66
Class A Hypothetical**	$1,000.00	$1,018.96	1.21%	$6.06
Class C Actual	$1,000.00	$883.21	1.96%	$9.16
Class C Hypothetical**	$1,000.00	$1,015.21	1.96%	$9.81
Class Y Actual	$1,000.00	$888.38	0.71%	$3.32
Class Y Hypothetical**	$1,000.00	$1,021.46	0.71%	$3.56

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal period divided by 366 days in the current year.

**5% return before expenses.

Investment Adviser:

Cboe Vest℠ Financial, LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:

Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

ITEM 2.	CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: July 8, 2020

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer
Date: July 8, 2020

* Print the name and title of each signing officer under his or her signature.